1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. 31 ........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 32 .......................................        X

                           VISION GROUP OF FUNDS, INC.




               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___immediately upon filing pursuant to paragraph (b)
 X_on May 1, 1998, pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i).
___75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

    This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of eight portfolios: (1) Vision Money Market Fund, (a) Class A Shares and (b) Class S Shares, (2) Vision Treasury Money Market Fund, (a) Class A Shares and (b) Class S Shares, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Municipal Income Fund (formerly, Vision New York Tax-Free Fund), (5) Vision U.S. Government Securities Fund, (6) Vision Growth and Income Fund, (7) Vision Capital Appreciation Fund, and (8) Vision Equity Income Fund, relates only to (1) Vision Money Market Fund and (2) Vision Treasury Money Market Fund and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-8) Cover Page.
Item 2.     Synopsis......................(1-8) Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information...................(1-7) Financial Highlights;
                                          (1-7) How the Funds Show Performance.
Item 4.     General Description of
            Registrant....................(1-8) Synopsis; (1-7) How the Funds
                                          Invest; (8) How the Fund Invests;
                                          (1-7) Investment Objective; (1-8)
                                          Investment Policies; (1-8) Acceptable
                                          Investments; (1) Risk Factors
                                          Associated with Foreign Investments;
                                          (3,4) Investment Risks of New York
                                          Municipal Securities; (3)
                                          Concentration of Investments; (3)
                                          Types of Municipal Securities; (3,4)
                                          Temporary Investments; (1-3) Common
                                          Fund Investment Techniques, Features
                                          and Limitations; (4-8) Investment
                                          Techniques, Features, and Limitations.
Item 5.     Management of the Fund........(1-8) Fund Management, Distribution,
                                          and Administration; (1-8) Board of
                                          Directors; (1-8) Investment
                                          Adviser; (1-8) Distribution of Fund
                                          Shares; (1-8) Administration of
                                          the Funds.
Item 6.     Capital Stock and Other
            Securities....................(1-8) Description of Fund Shares;
                                          (1-8) Voting Rights and Other
                                          Information; (1-8) Tax Information.
Item 7.     Purchase of Securities Being
            Offered.......................(1-7) How the Funds Value Their
                                          Shares; (8) How the Fund Values its
                                          Shares; (1-8) How to Buy Shares;
                                          (1-8) How to Exchange Shares.
Item 8.     Redemption or Repurchase......(1-8) How to Redeem Shares.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-8) Cover Page.
Item 11.    Table of Contents.............(1-8) Table of Contents.
Item 12.    General Information and
            History.......................(1-8) General Information About the
                                          Funds;
Item 13.    Investment Objectives and
            Policies......................(1-7) Investment Objectives and
                                          Policies; (8) Investment Objective;
                                          (8) Investment Policies; (1-8)
                                          Investment Limitations.
Item 14.    Management of the Fund........(1-8) Vision Group of Funds, Inc.
                                          Management.
Item 15.    Control Persons and Principal
            Holders of Securities         Not Applicable
Item 16.    Investment Advisory and Other
            Services......................(1-8) Investment Advisory Services;
                                          (1-8) Other Services;
Item 17.    Brokerage Allocation..........(1-8) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    (1-8) Description of Fund Shares.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered ......................(1-8) How To Buy Shares;
                                          (1-8) Determining Net Asset Value;
                                          (1-8) Redeeming Shares;
                                          (1-8) Redeeming Fund Shares.
Item 20.    Tax Status....................(1-8) Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data..........................(1-8) Performance Comparisons;
                                          (1-8) Total Return; (1-6, 8) Yield;
                                          (3,4) Tax-Equivalent Yield;
                                          (3,4) Tax-Equivalency Table;
                                          (4-7) Appendix.

Item 23.    Financial Statements          (1-8) Filed in Part A and
                                          incorporated by reference to the
                                          combined Prospectus dated
                                          June 30, 1997.






                                     LOGO
                                    VISION
                             GROUP OF FUNDS, INC.

                                  PROSPECTUS

                          VISION GROUP OF FUNDS, INC.
                                CLASS S SHARES
                         PROSPECTUS DATED MAY 1, 1998

Vision Group of Funds, Inc. is an open-end management investment company (a mutual fund) that offers you a choice of eight separate investment portfolios with distinct investment objectives and policies. This prospectus relates to the Class S Shares of two diversified portfolios (the "Funds"), each of which is a no-load fund, so you pay no sales charge to purchase Fund shares. The Funds are:

                           VISION MONEY MARKET FUND
                       VISION TREASURY MONEY MARKET FUND

AN INVESTMENT IN CLASS S SHARES OF THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), ARE NOT ENDORSED OR GUARANTEED BY M&T BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus gives you information about each of the Funds and can help you decide if any of the Funds is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.

You can find additional facts about each of the Funds in their combined Statement of Additional Information dated May 1, 1998, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of any of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about any of the Funds, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211 (716) 635-9368


                               TABLE OF CONTENTS

Synopsis                                                                 3
A Summary of the Funds' Expenses                                         4
Some Basic Facts About the Money Market and Money Market Mutual Funds    5
How the Funds Invest                                                     7
 Investment Policies                                                     7
 Risk Factors Associated With
  Foreign Investments                                                    8
Fund Management, Distribution and Administration                        12
 Board of Directors                                                     12
 Investment Adviser                                                     12
 Distribution of Fund Shares                                            13
 Administration of the Funds                                            14
 Expenses of the Funds and Class S Shares                               14
Your Guide to Using the Fund                                            15
 How the Fund Values its Shares                                         15
 What Fund Shares Cost                                                  15
 How to Buy Shares                                                      15
 How to Exchange Shares                                                 17
How to Redeem Shares                                                    19
Tax Information                                                         22
 Description of Fund Shares                                             22
 Voting Rights and Other Information                            22
 Other Classes of Shares                                                23


                                   SYNOPSIS

Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in two separate, professionally managed, diversified portfolios of short-term money market securities. The Funds offer two classes of shares, Class A Shares and Class S Shares. This prospectus relates to Class S Shares of the Funds. Class S Shares are available to customers who purchase shares through cash management services, such as a sweep account ("Sweep Account") offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers ("Service Organizations"). A Sweep Account combines a deposit account (the "Transaction Account") with a daily sweep of balances to or from the Vision Money Market and Vision Treasury Money Market Funds' Class S Shares. M&T Bank or Service Organizations, as applicable, are responsible for providing persons investing in Class S Shares through a Sweep Account with Sweep Account materials (the "Sweep Materials") describing the various features and operations of the Sweep Account. The Sweep Materials should be reviewed in conjunction with this prospectus.

INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------
  VISION MONEY MARKET FUND

  (THE "MONEY MARKET FUND") SEEKS
  CURRENT INCOME WITH LIQUIDITY
  AND STABILITY OF PRINCIPAL BY
  INVESTING IN HIGH QUALITY MONEY
  MARKET INSTRUMENTS. (SEE PAGE 7
  FOR DETAILS.)

  VISION TREASURY MONEY MARKET
  FUND

  (THE "TREASURY FUND") SEEKS
  CURRENT INCOME WITH LIQUIDITY
  AND STABILITY OF PRINCIPAL BY
  INVESTING IN DIRECT OBLIGATIONS
  OF THE U.S. TREASURY, SUCH AS
  TREASURY BILLS AND NOTES, AND
  REPURCHASE AGREEMENTS SECURED
  BY THESE OBLIGATIONS. (SEE PAGE
  8 FOR MORE INFORMATION.)
-------------------------------------------------------------------------------

VALUING FUND SHARES

The Funds attempt to maintain a stable market value (referred to as net asset value) of $1.00 per share, although there is no assurance that they will be able to do so. (See "How the Funds Value Their Shares.")

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Funds are bought and redeemed without charge at net asset value. The minimum initial investment in each Fund is $500 ($250 for retirement plans), except under certain circumstances described in this prospectus. (See "Your Guide to Using the Funds.")

FUND MANAGEMENT

The Funds' investment adviser is M&T Bank, which makes investment decisions for the Funds. M&T Bank is the principal banking subsidiary of First Empire State Corporation.

SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account, and about the Funds and their services by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 635-9368).

RISK FACTORS

An investment in the Funds may involve certain risks that are explained more fully in the sections of the prospectus discussing each Fund's investment policies and their common investment techniques.


                       A SUMMARY OF THE FUNDS' EXPENSES
                                CLASS S SHARES

Every money market fund incurs expenses in conducting operations, managing investments and providing service to shareholders. The following summary breaks out each Fund's expenses. You should consider this expense information, along with other information provided in this prospectus, in making investment decisions.

                                                               TREASURY
                                                MONEY MARKET MONEY MARKET
                                                    FUND         FUND
ANNUAL FUND OPERATING EXPENSES*
 (as a percentage of average net assets)
Management Fees (after waiver) (1)                  0.45%        0.42%
12b-1 Fees                                          0.25%        0.25%
Shareholder Services Fee (2)                        0.00%        0.00%
Other Expenses                                      0.18%        0.17%
  Total Fund Operating Expenses (after waiver)
   (3)                                              0.88%        0.84%
The table below can help you understand the
various costs and expenses that a shareholder in Class S Shares of the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see the section "Fund Management, Distribution and
Administration."

EXAMPLE:
You would pay the following expenses on a
$1,000 investment, assuming (A) a 5% annual
return; and (B) redemption at the end of each
time period. The Funds charge no redemption
fees.
1 Year........................................       $ 9          $ 9
3 Years.......................................       $28          $27

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(1) The management fees for the Money Market Fund and Treasury Money Market Fund have been reduced to reflect the anticipated voluntary waivers by the adviser. The adviser may terminate these voluntary waivers at any time at its sole discretion. The maximum management fee for each of the above funds is 0.50%.

(2) Class S Shares of the Money Market Fund and Treasury Money Market Fund have no present intention of accruing or paying shareholder servicing fees. If Class S Shares of the Funds were accruing or paying shareholder servicing fees, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

(3) Absent the voluntary waiver described in Note 1, the Annual Total Fund Operating Expenses for Class S Shares of the Money Market Fund and Treasury Money Market Fund are estimated to be 0.93% and 0.92%, respectively for the year ending April 30, 1999.

*Annual Fund Operating Expenses for Class S Shares are estimated based on average expenses expected to be incurred during the fiscal year ending April 30, 1999. During the course of this period, expenses may be more or less than the average amount shown.


     SOME BASIC FACTS ABOUT THE MONEY MARKET AND MONEY MARKET MUTUAL FUNDS

The money market is the marketplace in which governments and companies borrow money for short periods of time by issuing short-term debt obligations known as money market instruments or money market securities. These securities often have maturity dates of a year or less, at which time the debt obligation comes due and must be repaid by the issuer. The marketplace is known as the money market because these instruments can generally be converted into cash quickly.

Among the most common types of money market securities are:

Certificates of deposit issued by banks;

Bankers' acceptances, a means of short-term financing for importers and exporters; Commercial paper, short-term debt obligations issued by corporations;

U.S. Treasury bills issued by the U.S. Government; and

Short-term municipal securities, such as bond anticipation notes ("BANs"), tax anticipation notes ("TANs") and revenue anticipation notes ("RANs") issued by state or local governments.

UNDERSTANDING MONEY MARKET FUNDS

When you invest in a money market fund, your money is pooled with that of many other investors. Professional investment managers use the money to purchase a portfolio of various money market securities, which represent debt issued by different companies or government entities. The Fund earns interest on the securities in its portfolio and passes on the income to shareholders in the form of dividend distributions. That income represents your return on the money you have invested in the Fund and it is usually referred to as yield.

Money market funds generally offer the following basic advantages.

PROFESSIONAL INVESTMENT MANAGEMENT. You get the benefit of full-time, experienced, professional management that might otherwise be unavailable to you. The Fund's portfolio managers make investment decisions on behalf of you and other shareholders, selecting securities that they believe will best achieve each Fund's objective, as stated in the Fund's prospectus.

DIVERSIFICATION. Diversification--spreading investments among a number of different securities--is a basic principle in reducing overall investment risk. Money market funds usually invest in a large number of securities, maintaining a level of diversification that most investors could not afford on their own because money market instruments typically require a minimum investment of $10,000 to $1 million.

COMPETITIVE MONEY MARKET YIELDS. Money market funds often offer higher yields than most investors could obtain on other short-term savings and investment alternatives. Money market funds are not insured or guaranteed by the U.S. government, and their yields fluctuate as market conditions change.

STABILITY OF PRINCIPAL. There is relatively little risk of losing your princi-pal--the money you invest--with a money market fund because the securities it holds are short-term and of high credit quality. In fact, most money market funds are managed with the objective of maintaining a stable net asset value of $1 per share, although there is no guarantee that they can do so.

LIQUIDITY. Money market fund shares are highly liquid and easily converted into cash. The Funds are legally required to redeem or buy back investors' shares and pay the investors within seven days.

HOW THE FUNDS SHOW PERFORMANCE

-------------------------------------------------------------------------------

  FROM TIME TO TIME,
  ADVERTISEMENTS FOR THE FUNDS
  MAY REFER TO RATINGS, RANKINGS,
  AND OTHER INFORMATION IN
  CERTAIN FINANCIAL PUBLICATIONS
  AND/OR COMPARE THE FUNDS'
  PERFORMANCE TO CERTAIN INDICES.
  THE FUNDS MAY ADVERTISE THEIR
  PERFORMANCE IN TERMS OF YIELD,
  EFFECTIVE YIELD, AND TOTAL
  RETURN, AS DEFINED BELOW. OF
  COURSE, YIELD AND TOTAL RETURN
  FIGURES ARE BASED ON PAST
  RESULTS AND ARE NOT AN
  INDICATION OF FUTURE
  PERFORMANCE.
-------------------------------------------------------------------------------


YIELD

The yield of each Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized, which means it is assumed to be generated by the investment each week for a 52-week period, and then it is expressed as a percentage of the investment.

EFFECTIVE YIELD

The effective yield is calculated similarly to the yield, but it assumes that the annualized income earned from the investment is reinvested in the Fund on a daily basis. The effective yield will be slightly higher than the yield because this assumed reinvestment produces a compounding effect.

TOTAL RETURN

Total return represents the overall change in value of an investment in a Fund over a specified period of time, assuming all dividend distributions are reinvested in the Fund. Total return is calculated by dividing that overall change in value by the amount of the initial investment, and it is expressed as a percentage.

For example, suppose $1,000 is invested in a Fund on January 1 and on December 31 of that year the investment is worth $1,075 (assuming all dividends are reinvested). The overall change in value is $75 and the total return on the investment over that period of time would be 7.5% (75 divided by 1,000 = 7.5%).


                             HOW THE FUNDS INVEST
VISION MONEY MARKET FUND

The Money Market Fund is designed for conservative investors who want current income, liquidity and stability of principal.

By investing only in high quality securities with minimal credit risk and with short-term maturities, the Fund seeks to maintain a stable $1.00 share price, referred to as net asset value per share. The Fund cannot guarantee a stable share price. However, the short-term nature of its investments helps to minimize price fluctuations.

INVESTMENT OBJECTIVE

The investment objective of the Money Market Fund (referred to in this section as the "Fund") is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. The Fund pursues this investment objective by investing in a broad range of short-term debt obligations issued by the U.S. government, banks and corporations.

These obligations generally mature and come due for repayment by the issuer in 397 days or less. However, securities subject to repurchase agreements may have longer maturities (see "Repurchase Agreements" for a definition of repurchase agreements). While the Fund may hold individual securities with longer maturities, the average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, must be 90 days or less.

In seeking to achieve its investment objective, the Fund must comply with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds. For a further discussion of these requirements, see the "Regulatory Compliance" section in the Statement of Additional Information. The Fund's investment objective and the investment policies and limitations described below cannot be changed without shareholder approval.

INVESTMENT POLICIES

-------------------------------------------------------------------------------

  THE FUND INVESTS IN A WIDE
  RANGE OF HIGH QUALITY MONEY
  MARKET INSTRUMENTS. THESE
  INCLUDE CORPORATE COMMERCIAL
  PAPER IN S&P'S OR MOODY'S TWO
  HIGHEST RATING CATEGORIES,
  CERTIFICATES OF DEPOSIT ISSUED
  BY MAJOR BANKS, AND U.S.
  GOVERNMENT SECURITIES.
-------------------------------------------------------------------------------

ACCEPTABLE INVESTMENTS

The high quality money market instruments in which the Fund invests include, but are not limited to, the following:

 . commercial paper (short-term promissory notes issued by corporations) rated
   A-2 or better by Standard & Poor's ("S&P") or Prime-2 or better by Moody's Investors Service, Inc. ("Moody's"), money market instruments (including commercial paper) which are not rated but are determined by M&T Bank, the Fund's investment adviser, to be of comparable quality pursuant to guidelines approved by the Corporation's Board of Directors, variable rate demand notes, and variable amount demand master notes (as described under "Common Fund Investment Techniques, Features and Limitations");

 . instruments of domestic banks and savings and loans (such as certificates of deposit, time deposits, and bankers' acceptances) if they have capital, surplus and undivided profits of over $100,000,000 and if their deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"). The Fund may also make interest-bear-ing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. In addition, the Fund may purchase U.S. dol-lar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion;

 . obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including certain of these obligations purchased on a when-issued or delayed delivery basis (see "When-Issued and Delayed Deliv-ery Transactions"). Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mort-gage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. Other securities, such as obligations of the Federal National Mortgage Association, Farm Credit Banks or Federal Home Loan Mortgage Corporation, are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government; and

 . repurchase agreements secured by any of the above instruments (see
   "Repurchase Agreements").

               RISK FACTORS ASSOCIATED WITH FOREIGN INVESTMENTS

-------------------------------------------------------------------------------

  THE FUND MAY INVEST ONLY IN
  HIGH QUALITY DEBT OBLIGATIONS
  OF FOREIGN BANKS.
-------------------------------------------------------------------------------

The Fund's investment in U.S. dollar-denominated obligations of foreign banks and foreign branches of U.S. banks is limited to less than 25% of the value of the Fund's total assets at the time of purchase. Further, the Fund may invest in an obligation of a foreign bank or a foreign branch of a U.S. bank only if the investment adviser considers the instrument to present minimal credit risk. Nevertheless, this type of investment may subject the Fund to different risks than investing in domestic obligations of U.S. banks because political, regulatory, and economic systems and conditions vary from country to country.

These risks include possible adverse political and economic developments, the possible imposition of withholding taxes on interest income and the possible seizure or nationalization of foreign deposits. Additional risks include the possible establishment of exchange controls and the possible adoption of foreign government restrictions that might adversely affect the payment of principal and interest on these foreign obligations.

In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

VISION TREASURY MONEY MARKET FUND

-------------------------------------------------------------------------------

  THE TREASURY FUND IS DESIGNED FOR CONSERVATIVE INVESTORS WHO WANT CURRENT INCOME, LIQUIDITY, AND STABILITY OF PRINCIPAL.

  BY INVESTING IN U.S. TREASURY
  SECURITIES WITH SHORT-TERM
  MATURITIES, THE FUND SEEKS TO
  MAINTAIN A STABLE $1.00 SHARE
  PRICE, REFERRED TO AS NET ASSET
  VALUE PER SHARE. THE FUND
  CANNOT GUARANTEE A STABLE SHARE
  PRICE. HOWEVER, THE SHORT-TERM
  NATURE OF ITS INVESTMENTS HELPS
  TO MINIMIZE PRICE FLUCTUATIONS.
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Treasury Fund (referred to in this section as the "Fund") is to seek current income with liquidity and stability of principal. The Fund pursues this investment objective by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. A repurchase agreement is an agreement in which the organization selling U.S. Treasury securities to the Fund agrees to repurchase the securities at a mutually agreed upon price and time (see "Repurchase Agreements" for further details).

The Fund invests in direct U.S. Treasury obligations that mature in 397 days or less from the time of investment. However, securities subject to repurchase agreements may have longer maturities. While the Fund may hold individual securities with longer maturities, the average maturity of the obligations in the Fund's portfolio, computed on a dollar-weighted basis, must be 90 days or less.

In seeking to achieve its investment objective, the Fund must comply with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds. For a further discussion of these re-quirements, see the "Regulatory Compliance" section in the Statement of Addi-tional Information. The Fund's investment objective and the investment poli-cies and limitations described below cannot be changed without shareholder approval.

INVESTMENT POLICIES

                            ACCEPTABLE INVESTMENTS

The Fund invests in short-term U. S. Treasury obligations. The obligations are issued by the U.S. government and are fully guaranteed as to principal and in-terest by the United States. The Fund may also invest in repurchase agreements secured by these obligations.

          COMMON FUND INVESTMENT TECHNIQUES, FEATURES AND LIMITATIONS

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when- issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Under normal market conditions, each Fund will not enter into commitments to purchase securities on a when-issued basis that exceed 25% of the value of its total assets. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

As an operating policy, the Funds reserve the right to dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

REPURCHASE AGREEMENTS

-------------------------------------------------------------------------------

  IN A REPURCHASE AGREEMENT, A FUND BUYS SECURITIES AND AT THE SAME TIME AGREES TO SELL THEM BACK AT A STATED PRICE.
-------------------------------------------------------------------------------

The Funds may enter into repurchase agreements for U.S. government securities and certificates of deposit with banks, broker/dealers, and other recognized financial institutions. In a repurchase agreement, a Fund agrees to purchase securities from the selling institution and the seller simultaneously agrees to repurchase the securities at a specific price within a stated time. The stated repurchase date must be within a year of the date the Fund acquires the securities. The Funds or their custodian (the bank that holds each Fund's assets in safekeeping) takes possession of securities subject to repurchase agreements, and these securities are marked to the market or valued daily.

If the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of those securities. If the seller filed for bankruptcy or became insolvent, the Fund's sale of the securities might be delayed pending court action. The Funds have regular procedures in effect for taking custody of portfolio securities subject to repurchase agreements. Because of those established procedures, the Funds believe that a court of competent jurisdiction would rule in favor of the Fund and allow the Fund to retain or dispose of the securities.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that the Funds' adviser considers creditworthy under guidelines approved by the Corporation's Board of Directors.

VARIABLE RATE DEMAND NOTES

The Funds may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Funds to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds tender the security at the time of each interest rate adjustment or at other fixed intervals.

VARIABLE AMOUNT DEMAND MASTER NOTES

-------------------------------------------------------------------------------

  WITH A VARIABLE AMOUNT DEMAND
  MASTER NOTE, BOTH THE AMOUNT OF
  THE LOAN AND THE INTEREST RATE
  MAY VARY.
-------------------------------------------------------------------------------

The Money Market Fund may purchase variable amount demand master notes. Variable amount demand master notes represent a borrowing arrangement between an issuer, the borrower, and an institutional lender, such as the Fund. The Fund has the right to demand payment of the loan it has made upon short notice. The Fund typically has the right to increase the amount borrowed under the note, at any time, up to the full amount provided by the note agreement.

Both the Fund and the borrower have the right to reduce the amount of outstanding indebtedness at any time. In some instances, however, the Fund and the borrower may agree that the amount of outstanding indebtedness remain fixed. Variable amount demand master notes provide that the interest rate on the amount outstanding varies depending upon a stated short-term interest rate index.

CREDIT ENHANCEMENT

Certain of the Acceptable Investments of the Money Market Fund may have been credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Money Market Fund and affect its share price. The Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities.

The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

INVESTMENT LIMITATIONS

-------------------------------------------------------------------------------

  THE FUNDS FOLLOW A NUMBER OF
  GUIDELINES IN MANAGING THEIR
  PORTFOLIOS IN ORDER TO LIMIT
  INVESTMENT RISKS.
-------------------------------------------------------------------------------

Many of the investment restrictions to which each Fund is subject may be changed only by a majority vote of the outstanding shares of the Fund. You can find a more detailed description of the following investment limitations, together with other investment limitations that can be changed only with such a vote of shareholders, in the Statement of Additional Information under""Investment Limitations."

All of the Funds have the following common investment limitations. The Funds may not:

 . borrow money or issue senior securities, except, under certain circumstances, a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. The Fund may not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding; or

 . enter into repurchase agreements providing for settlement more than seven days after notice, if such an investment, together with any other illiquid securities in a Fund, exceeds 10% the Fund's total assets.

The Treasury Fund may not:

 . purchase securities other than direct obligations of the U.S. Treasury, such as Treasury bills and notes, some of which may be subject to repur-chase agreements.

The Money Market Fund may not:

 . purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limita- tion with respect to obligations issued or guaranteed by the U.S. government or its agencies or in- strumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by domestic bank instruments or obligations of the U.S. government, its agencies or instrumentalities.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Funds may not:

 . enter into repurchase agreements providing for settlement more than seven days after notice, if such an investment, together with any illiquid securities in a Fund, exceeds 10% of the Fund's net assets.


                               FUND MANAGEMENT,
                               DISTRIBUTION AND
                                ADMINISTRATION

                              BOARD OF DIRECTORS
-------------------------------------------------------------------------------

  A BOARD OF DIRECTORS SUPERVISES
  THE FUNDS.
-------------------------------------------------------------------------------

The Corporation's Board of Directors are responsible for managing the business affairs of the Funds and for exercising all the Funds' powers, except those reserved for the Funds' shareholders.

                              INVESTMENT ADVISER

-------------------------------------------------------------------------------

  MANUFACTURERS AND TRADERS TRUST
  COMPANY ("M&T BANK") MAKES
  INVESTMENT DECISIONS FOR THE
  FUNDS, ACTING UNDER THE
  DIRECTION OF THE BOARD OF
  DIRECTORS.
-------------------------------------------------------------------------------

As investment adviser, M&T Bank continually conducts investment research and supervision for the Funds and is responsible for all purchases and sales of the securities in each Fund's portfolio. M&T Bank receives an annual fee from each of the Funds for these services.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Funds and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Funds; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.

ADVISORY FEES

For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from each Fund equal to an annual rate of 0.50% of each Fund's average net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Funds.

-------------------------------------------------------------------------------

  M&T BANK MAY VOLUNTARILY WAIVE
  PART OF ITS ADVISORY FEES.
-------------------------------------------------------------------------------

From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

-------------------------------------------------------------------------------

  FOUNDED IN 1856, M&T BANK
  PROVIDES COMPREHENSIVE BANKING
  AND FINANCIAL SERVICES.
-------------------------------------------------------------------------------

M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $14 billion bank holding company, as of December 31, 1997, headquartered in Buffalo, New York. M&T Bank has 178 offices throughout New York State and an office in Nassau, The Bahamas as of December 31, 1997.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1997, M&T Bank had approximately $4 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1997, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be pos-sible, from time to time, for a Fund to hold or acquire the securities of is-suers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

                          DISTRIBUTION OF FUND SHARES

-------------------------------------------------------------------------------

  FEDERATED SECURITIES CORP. IS
  THE PRINCIPAL DISTRIBUTOR FOR
  SHARES OF THE FUNDS.
-------------------------------------------------------------------------------

Shares of the Funds are sold on a continuous basis by Federated Securities Corp., as the principal distributor. It is a Pennsylvania corporation orga-nized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN

Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Class S Shares of the Funds may pay to the distributor an amount computed at an annual rate of 0.25% of each of the average daily net assets of Class S Shares of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to Class S Shares of the Funds exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, Class S Shares of the Funds make no payments to the distributor except as described above. Therefore, Class S Shares of the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from Class S Shares of the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Class S Shares of the Funds under the Plan.

The distributor may select certain entities to provide sales and/or administrative services as agents for holders of Class S Shares of the Funds. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds have adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of a Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Funds' Class S Shares are presently not accruing or paying any shareholder servicing agent fees.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide certain administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of any Fund shares. The administrators appointed could include affiliates of the adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the adviser and not the Funds.

In addition, brokers, dealers, and administrators may receive additional payments in the form of cash or promotional incentives based on the amount of any Fund shares purchased by their clients or customers.

The distributor, M&T Bank, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Funds or as financial assistance for providing substantial marketing, sales and operational support. Compensation may also include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Funds or their shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

                          ADMINISTRATION OF THE FUNDS

-------------------------------------------------------------------------------

  FEDERATED SERVICES COMPANY, A
  SUBSIDIARY OF FEDERATED INVEST-
  ORS, PROVIDES THE FUNDS WITH
  CERTAIN ADMINISTRATIVE PERSON-
  NEL, FUND ACCOUNTING AND TRANS-
  FER AGENCY SERVICES NECESSARY
  TO OPERATE THE FUNDS.
-------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES

Such services include certain legal, fund accounting, and transfer agency services. Federated Services Company provides these services for an annual fee as specified in the following table:

MAXIMUM     AGGREGATE DAILY NET ASSETS OF
  FEE        VISION GROUP OF FUNDS, INC.
-------  ------------------------------------
 0.14%   on the first $1.4 billion
 0.10%   on the next $750 million
 0.07%   on assets in excess of $2.15 billion

Federated Services Company may choose voluntarily to waive a portion of its fee at any time.

                   EXPENSES OF THE FUNDS AND CLASS S SHARES

Holders of Class S Shares of the Funds pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Class S Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation; Directors' fees; auditors' fees; meetings of Directors; legal fees of the Corporation; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Class S Shares of the Funds pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and shares of a Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such nonrecurring and extraordinary items as may arise.

At present, the only expenses allocated to Class S Shares are expenses under the Distribution Plan. The Directors reserve the right to allocate certain expenses to holders of Class S Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Class S Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC; expenses related to administrative personnel and services as required to support holders of Class S Shares; legal fees relating solely to Class S Shares; and Directors' fees incurred as a result of issues relating solely to Class S Shares.


                                  YOUR GUIDE
                                   TO USING
                                   THE FUNDS

                       HOW THE FUNDS VALUE THEIR SHARES

-------------------------------------------------------------------------------

  THE TERM "NET ASSET VALUE" RE-
  FERS TO THE VALUE OF ONE FUND
  SHARE.
-------------------------------------------------------------------------------

Net asset value is calculated by adding up the value of all of a Fund's securities and cash (its assets), subtracting all of its liabilities (including all expenses payable or accrued by the Fund), and then dividing the result (net assets) by the total number of Fund shares outstanding.

Each Fund attempts to maintain a stable net asset value of $1.00 per share through its investment policies, which have been described previously, and through its policies for valuing securities in its portfolio. Each Fund values its portfolio securities based on their amortized cost. This method of valuation assumes a stable rate of income from the day securities are purchased until they mature, without taking into account actual changes in market value based on interest rate changes. Prices of money market securities and other fixed income securities typically move in the opposite direction of interest rates. That is, prices generally increase when interest rates fall and decrease when interest rates rise.

Under the amortized cost method of valuation used by the Funds, the value of the Funds' assets will not change in response to fluctuating interest rates. However, each Fund monitors the difference between the amortized cost value of its assets and their actual market value, which can be expected to vary inversely with changes in interest rates. Of course, the Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

                             WHAT FUND SHARES COST

-------------------------------------------------------------------------------

  THERE IS NO SALES CHARGE TO BUY
  FUND SHARES.
-------------------------------------------------------------------------------

Shares of the Funds are sold at the next net asset value calculated after your order is received (normally $1.00 per share). Each Fund's net asset value is determined at 12:00 p.m. Eastern time, 3:00 p.m. Eastern time and at the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange Monday through Friday, except on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Co-lumbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

                               HOW TO BUY SHARES

-------------------------------------------------------------------------------

  YOU CAN BUY FUND SHARES BY FEDERAL RESERVE WIRE, MAIL, TRANSFER OR BY OPENING A SWEEP ACCOUNT, AS EXPLAINED BELOW.
-------------------------------------------------------------------------------

You can buy shares of the Funds on any business day, except on days when the New York Stock Exchange or M&T Bank is closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, Martin Luther King, Jr. Day, and Presidents' Day). The Funds reserve the right to reject any purchase request.

OPENING AN ACCOUNT

To make an initial investment in Class S Shares of the Funds, you must open an account by completing the account application form. Sweep Account customers will also need to complete a Cash Sweep Agreement. Sweep Account customers may telephone (800) 724-2240. Information needed to open your account may also be taken over the telephone. To apply by phone or get help in completing the enclosed application, simply call an account representative at M&T Bank or those affiliates of M&T Bank which make shares available or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 635-9368). The Funds use this telephone number only to service shareholders of Vision Group of Funds, Inc. You also may purchase shares of the Funds through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank, as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned regis-tered broker-dealer subsidiary of M&T Bank.

MINIMUM INITIAL INVESTMENT

-------------------------------------------------------------------------------

  A $500 INITIAL INVESTMENT IS
  ALL THAT'S REQUIRED.
-------------------------------------------------------------------------------

The minimum initial investment in each Fund is $500, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. Subsequent minimum investments must be in amounts of at least $25, including retirement plans. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in automatic investment services offered by M&T Bank.

BUYING SHARES BY WIRE

You can purchase shares of the Funds by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Funds' bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day.

BUYING SHARES BY MAIL

To buy shares of a Fund for the first time by mail, complete and sign the account application form and mail it, together with your check made payable to (Name of the Fund and class name) in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556 Buffalo, NewYork 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Funds by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services before 11:00 a.m. (Eastern time). The money will be transferred from your M&T Bank checking or NOW deposit account to your Fund account that same day. Sweep Account customers should refer to their Cash Sweep Agreement.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares of the Funds through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed.

SYSTEMATIC INVESTMENT PROGRAM

-------------------------------------------------------------------------------

  YOU CAN BUY SHARES CONVENIENTLY
  THROUGH THE FUNDS' SYSTEMATIC
  INVESTMENT PROGRAM.
-------------------------------------------------------------------------------

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your bank checking or NOW deposit account. The money may be withdrawn monthly or quarterly and invested in Fund shares at the next net asset value calculated after your order is received. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS

-------------------------------------------------------------------------------

  YOU EARN DAILY DIVIDENDS.
-------------------------------------------------------------------------------

The Funds declare dividends daily and pay them monthly. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted into federal funds.

Dividends are automatically reinvested in additional shares of a Fund on the dates the dividends are paid unless you request cash payments on the account application form or by contacting M&T Bank's Mutual Fund Services.

CAPITAL GAINS

If, for some extraordinary reason, a Fund realizes capital gains, those capital gains could result in an increase in the Fund's dividends. Conversely, any capital losses realized by a Fund could result in a decrease in its dividends. In the unlikely event that a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. The Funds do not expect to realize any capital gains or losses and, therefore, do not foresee paying any "capital gains dividends," as defined in the Internal Revenue Code.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder. The Funds do not issue share certificates. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

RETIREMENT PLANS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

HOW TO EXCHANGE SHARES

-------------------------------------------------------------------------------

  IF YOUR INVESTMENT NEEDS CHANGE, YOU CAN CONVENIENTLY EXCHANGE SHARES OF ANY OF THE FUNDS FOR SHARES OF OTHER FUNDS IN THE CORPORATION THAT ARE REGISTERED IN YOUR STATE.
-------------------------------------------------------------------------------

All shareholders in any of the Funds are shareholders of Vision Group of Funds, Inc. and have access to the other portfolios of the Corporation (referred to as the "Participating Funds" and listed below under "Description of Fund Shares") through an exchange program. Shareholders of Class S Shares may only exchange between portfolios of the Vision Group of Funds, Inc. which offer Class S Shares. Presently, the only portfolios in the Vision Group of Funds, Inc. which offer Class S Shares are the Money Market Fund and Treasury Fund.

When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value plus the applicable sales charge. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least $500. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, you must receive a copy of the current prospectus of the Participating Fund into which the exchange is being made.

Once Federated Shareholder Services Company has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see "Signature Guarantees" below for more information about signature guarantees.

Each exchange is considered a sale of shares of one Fund and a purchase of shares of another Fund and, depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

Each Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

-------------------------------------------------------------------------------

  TO BE ELIGIBLE FOR TELEPHONE EXCHANGES, SELECT THAT OPTION WHEN YOU OPEN YOUR ACCOUNT.
-------------------------------------------------------------------------------

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 635-9368). To sign-up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization.

You can only exchange shares by telephone between Fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited in your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, the Funds may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

SYSTEMATIC EXCHANGE PROGRAM

If you desire to automatically exchange shares of a predetermined amount from one Fund into another Fund on a monthly, quarterly or annual basis, you may take advantage of a systematic exchange privilege. Exchanges are subject to investment minimums and any applicable sales charges. The minimum amount that may be exchanged is $25. Shareholders interested in participating in this program should contact M&T Bank's Mutual Fund Services for more information.



                           HOW TO REDEEM SHARES

-------------------------------------------------------------------------------

  YOU CAN REDEEM FUND SHARES BY
  TELEPHONE, CHECK, OR MAIL. TO
  ENSURE YOUR SHARES ARE REDEEMED
  EXPEDITIOUSLY, PLEASE FOLLOW
  THE PROCEDURES EXPLAINED BELOW.
-------------------------------------------------------------------------------

Each Fund redeems or repurchases your shares at the net asset value per share next determined after the Fund receives your redemption request. Sweep Account customers should refer to their Cash Sweep Agreement. You may only redeem shares on days when the Funds compute their net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank is closed, or on federal holidays when wire transfers are restricted (Columbus Day, Veterans' Day, Martin Luther King, Jr. Day, and Presidents' Day). While you may redeem various amounts by telephone, check, or written request, you can close your account only by writing.

TELEPHONE REDEMPTIONS

-------------------------------------------------------------------------------

  TO QUALIFY FOR TELEPHONE
  REDEMPTIONS, CHOOSE THAT OPTION
  WHEN YOU OPEN YOUR ACCOUNT.
-------------------------------------------------------------------------------

You may redeem your shares by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 635-9368) before 11:00 a.m. (Eastern time). The proceeds will be wired that same day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve system. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms. If your redemption request is received after 11:00 a.m. (Eastern time), you will be paid the Fund's daily dividend on those shares. However, the proceeds will not be wired to your bank account until the following business day. If your redemption request is received before 11:00 a.m. (Eastern time), the proceeds will be wired the same day, but you will not receive that day's dividend.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds. Inc. at the address shown below.

Each Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, the Funds may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY CHECK

At your request, Federated Shareholder Services Company will establish a checking account that allows you to redeem Fund shares by writing checks in amounts of $250 or more. Checkwriting privileges are not available to Sweep Account customers. The ability to redeem shares by check may not be available when establishing an account through certain financial institutions (such as brokers). You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEEMING SHARES BY MAIL

You may also redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, class name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

 . if you are redeeming shares worth $50,000 or more;

 . if you want a redemption of any amount sent to an address other than your address on record with a Fund;

 . if you want a redemption of any amount payable to someone other than your-self as the shareholder of record; or

 . if you want to transfer the registration of Fund shares.
   signature guarantee must be provided by:

 . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

 . a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC;

 . a member firm of the New York, American, Boston, Midwest, or Pacific Stock
   Exchanges; or

 . any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

-------------------------------------------------------------------------------

  THE FUNDS' SYSTEMATIC
  WITHDRAWAL PROGRAM LETS YOU
  RECEIVE REGULAR AUTOMATIC
  PAYMENTS OF A PREDETERMINED
  AMOUNT.
-------------------------------------------------------------------------------

If you own Fund shares worth $10,000 or more you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your bank checking or NOW deposit account. Fund shares are redeemed to provide monthly or quarterly payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends and any capital gains distributions paid on the Fund shares, and any possible fluctuations in a Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received on your investment in the Fund.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Funds may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, each Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Funds' responsibilities under the Investment Company Act of 1940.


                                TAX INFORMATION

-------------------------------------------------------------------------------

  THE FOLLOWING DISCUSSION ON
  TAXES IS FOR GENERAL
  INFORMATION ONLY. PLEASE
  CONSULT YOUR OWN TAX ADVISER
  FOR SPECIFIC TAX INFORMATION
  ABOUT YOUR PARTICULAR
  SITUATION.
-------------------------------------------------------------------------------

Below is a general discussion of tax considerations for each of the Funds. No attempt has been made to present a detailed explanation of the federal, state, and local income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Funds will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

Each Fund will be treated as a separate entity for federal income tax purposes. Income earned by each of the Funds, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code so that they are not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES

Unless shareholders are otherwise exempt from taxes, they are required to pay federal income taxes on Fund dividends and other distributions received (including capital gains distributions, if any).

                          DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. (the "Corporation") was organized as a Maryland corporation on February 23, 1988, and the Funds commenced operations on June 1, 1988. The Corporation has authorized capital of 20 billion shares of common stock with a par value of $.001 per share (referred to as capital stock). The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in the Funds or other future portfolios. Currently, the Corporation offers eight portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision Equity Income Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund. The Vision Money Market Fund and Vision Treasury Money Market Fund also offer another class of shares, Class A Shares.

Each Fund share represents an equal proportionate interest in the Fund with other shares of the same class and participates equally in the dividends and any other distributions that are declared at the discretion of the Corpora- tion's Board of Directors.

                      VOTING RIGHTS AND OTHER INFORMATION

-------------------------------------------------------------------------------

  SHAREHOLDERS OF THE FUNDS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.
-------------------------------------------------------------------------------

Shareholders in each Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Directors determine that the matter to be voted upon affects only the interests of shareholders of a particular Fund or class of shares. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of April 15, 1998, Tice & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 256,813,668 shares (37.73%) of the Money Market Fund; and 332,297,413 shares (70.88%) of the Treasury Money Market Fund and, therefore, may for certain purposes be deemed to control the Funds and be able to affect the out-come of certain matters presented for a vote of shareholders. The Funds did not have class designations prior to May 1, 1998.


The Funds are not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Funds' investment advisory agreement, to replace the Funds' independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors. All shares of all classes of each Fund in the Corporation have equal voting rights, except in matters affecting only a particular Fund or class of shares, only shares of that Fund or class of shares are entitled to vote.

Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in a Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the rein-vestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to a Fund are charged with the direct expenses and liabilities of that Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines each Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as each Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corpo- ration's Board of Directors and are conclusive.

                            OTHER CLASSES OF SHARES

The Funds also offer another class of shares, Class A Shares. Class A Shares are sold at net asset value and are subject to an initial investment of $500, unless the investment is in a retirement plan, in which case the minimum initial investment is $250.

Class A and S Shares are subject to certain of the same expenses.

Class A Shares of the Funds are not distributed with a 12b-1 Plan, but are subject to a maximum shareholder servicing fee of 0.25%. Class S Shares are distributed with a 12b-1 Plan fee of 0.25%, as well as a shareholder servicing fee, although no shareholder servicing fee is currently being accrued or paid by Class S Shares.

Expense differences between classes may affect the performance of each class of shares.

To obtain more information and a prospectus for Class A Shares, investors may call 1-800-836-2211 or in the Buffalo area, call (716) 635-9368.


                                   ADDRESSES

                          Vision Group of Funds, Inc.
                                 P.O. Box 4556
                          Buffalo, New York 14240-4556
                         (800) 836-2211 (716) 635-9368

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                    Manufacturers and Traders Trust Company
                                 One M&T Plaza
                            Buffalo, New York 14240

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8609
                        Boston, Massachusetts 02266-8609

                                 ADMINISTRATOR
                       Federated Administrative Services
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8609
                        Boston, Massachusetts 02266-8609

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                               One Oxford Centre
                         Pittsburgh, Pennsylvania 15219


                                     Vision
                                  Money Market
                                      Fund
                        ------------------------------

                                     Vision
                             Treasury Money Market
                                      Fund
                        ------------------------------

                                Prospectus dated
                                  May 1, 1998

                                      LOGO
                                     VISION
                              GROUP OF FUNDS, INC.



                                         Manufacturers And Traders
                                         Trust Company
                                         -----------------------------------
                                         Since 1955
                                          Investment Adviser
                                         A subsidiary of First Empire State
                                         Corporation

LOGO  FEDERATED INVESTORS
    Federated Securities Corp. is the distributor of the fund and is subsidiary of Federated Investors.

    92830F                               1072302 (4/98)
    92830F                               TR1072302A (4/98)









                            VISION MONEY MARKET FUND
                        VISION TREASURY MONEY MARKET FUND

                   (PORTFOLIOS OF VISION GROUP OF FUNDS, INC.)

                                 CLASS S SHARES

                       STATEMENT OF ADDITIONAL INFORMATION










    This Statement of Additional Information relates to the prospectus of two portfolios of the Vision Group of Funds, Inc., referred to as the Vision Money Market Fund and Vision Treasury Money Market Fund (collectively, the "Funds" or individually, a "Fund") which Funds offer Class S Shares dated May 1, 1998.

    This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Funds' current prospectus dated May 1, 1998. This Statement of Additional Information is incorporated into the Funds' prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call (800) 836-2211 or (716) 635-9368. Please retain this Statement of Additional Information for further reference.

    5800 CORPORATE DRIVE
    PITTSBURGH, PENNSYLVANIA 15237-7010


              Statement of Additional Information dated May 1, 1998









    MANUFACTURERS AND TRADERS

    TRUST COMPANY

    Investment Adviser

    A subsidiary of First Empire State Corporation

    Federated Securities Corp. is distributor for the Funds.

TABLE OF CONTENTS

                                        I

GENERAL INFORMATION ABOUT THE FUNDS    1

INVESTMENT OBJECTIVES AND POLICIES     1
  Types of Investments                 1
  Temporary Investments                2
  Credit Enhancement                   4

INVESTMENT LIMITATIONS                 5
  Regulatory Compliance                7

VISION GROUP OF FUNDS, INC. MANAGEMENT 7
  Fund Ownership                       9
  Directors' Compensation              9
  Director Liability                   9

INVESTMENT ADVISORY SERVICES           9
  Adviser to the Funds                 9
  Advisory Fees                       10

OTHER SERVICES                        10
  Administrative Services             10
  Custodian and Portfolio Accountant  10
  Transfer Agent and Dividend Disbursing
   Agent                              10
  Independent Auditors                10

BROKERAGE TRANSACTIONS                10

DESCRIPTION OF FUND SHARES            11

HOW TO BUY SHARES                     12
  Conversion to Federal Funds         12
  Cash Sweep Program                  12



DETERMINING NET ASSET VALUE           12

REDEEMING FUND SHARES                 13

BANKING LAWS                          13

TAX STATUS                            13
  The Funds' Tax Status               13
  Shareholders' Tax Status            13

TOTAL RETURN                          14

YIELD                                 14

EFFECTIVE YIELD                       16

PERFORMANCE COMPARISONS               16
  Economic and Market Information     17

APPENDIX                              18

GENERAL INFORMATION ABOUT THE FUNDS

The Funds are portfolios of Vision Group of Funds, Inc. (the "Corporation"). The Corporation was established as a Maryland corporation under Articles of Incorporation dated February 23, 1988. The Funds offer two classes of shares, Class A Shares and Class S Shares. This Statement relates to Class S Shares of the Funds.

INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUND

The investment objective of Vision Money Market Fund ("Money Market Fund") is to seek current income with liquidity and stability of principal by investing in high-quality money market instruments.

The Money Market Fund invests in money market instruments which mature in 397 days or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. government obligations, and repurchase agreements.

The instruments of banks and savings and loans that are members of the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.

TREASURY MONEY MARKET FUND

The investment objective of Vision Treasury Money Market Fund ("Treasury Money Market Fund") is to seek current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury with remaining maturities of 397 days.

The Treasury Money Market Fund invests in direct obligations of the U.S. Treasury, such as bills, notes, and bonds, and repurchase agreements collateralized by U.S. Treasury obligations, which mature in 397 days or less.

"U.S. Treasury Obligations" refers to evidences of indebtedness issued by the United States that are fully guaranteed as to principal and interest by the United States, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements that provide for repurchase by the seller within one year from the date of acquisition.

    U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o  the full faith and credit of the U.S. Treasury;

      o  the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o  the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o  Farm Credit Banks;

      o  Student Loan Marketing Association;

      o  Federal Home Loan Banks;

      o  Federal Home Loan Mortgage Corporation; and

      o  Federal National Mortgage Association.

      The Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury which matures in 397 days or less, and repurchase agreements collateralized by such securities.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Each of the Funds engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with a Fund's investment objective and policies, not for investment leverage. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.

    CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

      The Money Market Fund may invest in certificates of deposit of domestic branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances guaranteed by domestic branches of U.S. commercial banks having total assets at the time of purchase in excess of $1 billion.

    COMMERCIAL PAPER

      The Money Market Fund may invest in commercial paper rated at the time of purchase "A-2" or better by Standard & Poor's ("S&P") or "Prime-2" or better by Moody's Investors Service, Inc. ("Moody's") or, if not rated, found by M&T Bank to be of comparable quality pursuant to guidelines approved by the Board of Directors.

    REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements as described in the prospectus.

    REVERSE REPURCHASE AGREEMENTS

      The Funds may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

      When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

With respect to the Money Market Fund, the above investment objectives and policies cannot be changed without approval of a majority of the outstanding shares of the Fund.

CREDIT ENHANCEMENT

The Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

The Funds will not change any of the investment limitations described below without approval of a majority of the outstanding shares of the Funds.

    SELLING SHORT AND BUYING ON MARGIN

      The Funds will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.

    BORROWING MONEY

      The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described in the prospectus. No Fund anticipates entering into reverse repurchase agreements in excess of 5% of its net assets.

    PLEDGING SECURITIES

      The Funds will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing.

    INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE

      The Funds will not invest in commodities, commodity contracts (including futures contracts), real estate, oil, gas, or mineral exploration or development programs, except that it may purchase marketable securities of companies engaged in such activities.

    UNDERWRITING

      The Funds will not engage in underwriting securities issued by others.

    LENDING CASH OR SECURITIES

      The Funds will not make loans, except that each Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Funds will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.

    DIVERSIFICATION OF INVESTMENTS

      The Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

    CONCENTRATION OF INVESTMENTS

      The Money Market Fund will not invest more than 25% of the value of its total assets in issuers in the same industry.

      With respect to the Money Market Fund, utilities will be divided according to their services; for example, gas, gas transmissions, electric and gas, electric, and telephone will each be considered a separate industry. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of their parents.

      The Money Market Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).

    ISSUING SENIOR SECURITIES

      The Funds will not issue senior securities.

    INVESTING IN RESTRICTED SECURITIES

      The Funds will not invest in securities subject to legal or contractual restrictions.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION

      The Funds will not purchase or retain the securities of any issuer if the officers or Directors of the Corporation or the Funds' investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5% of such securities.

    DEALING IN PUTS AND CALLS

      The Funds will not write or purchase put or call options.

    INVESTING IN NEW ISSUERS

      The Funds will not invest more than 10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.

    VOTING SECURITIES

      The Funds will not buy common stocks.

    PURCHASING SECURITIES TO EXERCISE CONTROL

      The Funds will not invest in any issuer for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Funds did not borrow money in excess of 5% of the value of their respective net assets during the last fiscal year and have no present intent to do so in the coming fiscal year.

REGULATORY COMPLIANCE

The Funds are money market funds. Many of a Fund's investment policies are fundamental, cannot be changed without vote of shareholders, and were constructed so as to comply with Rules promulgated by the Securities and Exchange Commission (SEC) governing mutual funds' use of the amortized cost method of accounting, as they were in effect at the time a Fund was created.

The SEC has subsequently revised Rule 2a-7 under the Investment Company Act of 1940 which governs money market funds' use of the amortized cost method of accounting. As a result of the revisions, the Funds will adhere to certain nonfundamental operating policies that are more restrictive in order to comply with revised Rule 2a-7. Since the Funds may follow such operating policies without violating their fundamental investment policies and limitations, the Funds do not presently intend to ask for shareholder approval of changes to a Fund's investment policies or limitations.

The Funds will invest in money market instruments (See the section of the prospectus entitled "Acceptable Investments") rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such rating.

The Funds will follow applicable regulations in determining whether a security rated by NRSROs can be treated as being in the two highest short-term rating categories.

The Funds will invest more than 5% of their respective total assets in any one issuer only under circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without the approval of their shareholders, unless such changes are more permissive than the Funds' fundamental policies.

VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY

Birthdate: January 12, 1955

Director

     Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291

East Aurora, NY  14052

Birthdate:  July 20, 1934

Director

Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY

Birthdate:  July 14, 1940

Director

President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY

Birthdate:  February 8, 1933

Director

Former President, Brand Name Sales, Inc.; President, Hambleton & Carr, Inc.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Beth S. Broderick
Federated Investors Tower
Pittsburgh, PA

Birthdate: August 2, 1965

Vice President and Assistant Treasurer

Assistant Vice President & Client Services Officer, Mutual Fund Services Division, Federated Administrative Services.

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA

Birthdate: November 17, 1961

Secretary

Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).



FUND OWNERSHIP

As of April 15, 1998, Officers and Directors own less than 1% of each Fund's outstanding shares.

As of April 15, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund: Tice & Co., Buffalo, New York, owned approximately 256,813,668 shares (37.73%) and National Financial Services Co., New York, New York, owned approximately 40,783,430 shares (5.99%).

As of April 15, 1998, the following shareholder of record owned 5% or more of the outstanding shares of the Treasury Money Market Fund: Tice & Co., Buffalo, New York, owned approximately 332,297,413 shares (70.88%).

The Funds did not have class designations prior to May 1, 1998.

DIRECTORS' COMPENSATION

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM
CORPORATION                  CORPORATION * #
Randall I. Benderson,
Director                   $8,500

Joseph J. Castiglia,
Director                   $8,000

Daniel R. Gernatt, Jr.,
Director                   $8,500

George K. Hambleton,  Jr.,
Director                   $8,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.

#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.

DIRECTOR LIABILITY

With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUNDS

Investment advisory services are provided to the Funds by Manufacturers and Traders Trust Company ("M&T Bank"), pursuant to an investment advisory agreement dated April 25, 1988. The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Funds' prospectus.

The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.

Unless sooner terminated, the advisory agreement between the Funds and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940.

ADVISORY FEES

For its advisory services, M&T Bank receives an annual investment advisory fee as described in the prospectus.

During the fiscal years ended April 30, 1997, 1996, and 1995, for the Money Market Fund and Treasury Money Market Fund, M&T Bank earned $2,862,559, $2,339,981, and $1,635,164 and $2,296,162, $1,699,400, and $1,120,905,
respectively, which was reduced by $555,870, $530,234, and $618,151 and $448,656, $319,668, and $418,701, respectively, because of undertakings to limit the Funds' expenses. All advisory fees were computed on the same basis as in the advisory contract described in the Prospectus.

OTHER SERVICES

ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectus. For the fiscal years ended April 30, 1997, 1996, and 1995 the Money Market Fund and Treasury Money Market Fund incurred costs for administrative services of $598,092 and $531,676; $478,882 and $384,262; and $74,362 and
$62,956, respectively, of which $27,570 and $5,988; $11,635 and $2,303; and
$1,843 and $392, respectively, were voluntarily waived.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Funds. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT AUDITORS

The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

Pursuant to the Funds' advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Funds and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Funds, M&T Bank has agreed to maintain its policy and practice of conducting its Trust and Investment Services Division independently of its Commercial Department.

The Funds' advisory agreement provides that, in making investment recommendations for the Funds, Trust and Investment Services Division personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Funds is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Funds and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

For the fiscal years ended April 30, 1997, 1996, and 1995, the Money Market Fund and Treasury Money Market Fund, paid no commissions on brokerage transactions.

DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to twenty billion full and fractional shares of Common Stock, of which fourteen billion shares have been classified into eight classes. Six billion shares remain unclassified at this time. Authorized classes of shares for each Fund and amounts are as follows:




FUND NAME                                          AUTHORIZED CLASS AND AMOUNT


Vision Money Market Fund                           2 billion Class A Common Stock, Series A

                                                   2 billion Class A Common Stock, Series S

Vision Treasury Money Market Fund                  2 billion Class B Common Stock, Series A

                                                   2 billion Class B Common Stock, Series S

Vision New York Tax-Free Money Market Fund         1 billion Class C Common Stock, Series A

Vision U.S. Government Securities Fund             1 billion Class D Common Stock, Series A

Vision New York Municipal Income Fund              1 billion Class E Common Stock, Series A

Vision Growth and Income Fund                      1 billion Class F Common Stock, Series A

Vision Capital Appreciation Fund                   1 billion Class G Common Stock, Series A

Vision Equity Income Fund                          1 billion Class H Common Stock, Series A



The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Funds' Prospectus and this Statement of Additional Information, the Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the respective shares of a Fund and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio or class of shares which are available for distribution.

Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 also provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Corporation voting without regard to class. All shares of all classes of each Fund in the Corporation have equal voting rights, except in matters affecting only a particular Fund or class of shares, only shares of that Fund or class of shares are entitled to vote.

Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Corporation's other portfolios (voting together without regard to class).

HOW TO BUY SHARES

Shares of the Funds are sold at their net asset value without a sales charge on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "How to Buy Shares."

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.

CASH SWEEP PROGRAM

Class S Shares of the Funds are offered through a Cash Sweep Program. For participating accounts, cash accumulations in demand deposit accounts with M&T Bank are automatically invested in shares of the Funds on a day selected by M&T Bank and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g., $5,000).

    PARTICIPATING DEPOSITORY INSTITUTIONS

      Participating depository institutions would be responsible for prompt transmission of orders relating to the program. These depository institutions would be the record owners of the shares of the Funds. Depository institutions participating in this program would be able to charge their customers for services relating to the program. This Statement of Additional Information should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services to be provided, the fees to be charged for those services, and any restrictions and limitations that would be imposed. Beneficial ownership of shares of the Funds held by M&T Bank and other institutional investors on behalf of their customers would be recorded by the institutions and reflected in the regular account statements provided by institutions to their customers.

DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Funds computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEEMING FUND SHARES

The Funds redeem shares at the next computed net asset value after the Funds receive the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."

BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers. Some entities providing services to the Funds are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Funds without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


      o  invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations. These dividends (to the extent taxable), and any short-term capital gains, are taxable as ordinary income.

Net income for dividend purposes includes (i) interest and dividends accrued and discount earned on a Fund's assets (including both original issue and market discount), less (ii) amortization of any premium and accrued expenses directly attributable to such Fund, and the general expenses (e.g. legal, accounting and directors' fees) of the Corporation prorated to each Fund on the basis of its relative net assets.

    CAPITAL GAINS

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

TOTAL RETURN

The Money Market Fund's and Treasury Money Market Fund's average annual total returns for the one-year and five-year periods ended April 30, 1997, and for the period from June 1, 1988 (date of initial public investment for the Funds) to April 30, 1997, were 4.93% and 4.24% ; 4.82% and 4.11% ; and 2.96% and 2.51% ,
respectively.

The average annual total return for the shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Funds did not have class designations prior to May 1, 1998.

YIELD

The yields for the Money Market Fund and Treasury Money Market Fund for the seven-day period ended April 30, 1997, were 4.90% and 4.80%, respectively. The Funds did not have class designations prior to May 1, 1998. The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield for the Money Market Fund and, Treasury Money Market Fund for the seven-day period ended April 30, 1997, were 5.02% and 4.92%, respectively. The Funds did not have class designations prior to May 1, 1998.

The Fund's effective yield is computed by compounding the unannualized base period return by:

      o  adding 1 to the base period return;

      o  raising the sum to the 365/7th power; and

      o  subtracting 1 from the result.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates on money market instruments;

      o  changes in Fund expenses; and

      o  the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the each Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

      o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its MONEY MARKET Insight publication reports monthly and year-to-date investment results for the same money funds.

From time to time, the Funds will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Funds are not insured.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

APPENDIX

STANDARD & POOR'S BOND RATINGS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible o the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR-Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH IBCA, INC. LONG-TERM DEBT RATINGS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

FITCH IBCA, INC. SHORT-TERM DEBT RATINGS

F-1+-EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2-GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     92830F___
     92830F___

     G01716-__ (5/98)












PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

        (a) Financial Statements. (1-8) Filed in Part A and incorprated by reference to the combined Prospectus dated June 30, 1997.
        (b) Exhibits:
            (1)   Conformed copy of Articles of Incorporation of the Registrant
                  (11); (i) Conformed copy of Amended Articles of Incorporation of the Registrant;+ (ii) Conformed copy of Articles Supplementary (8); (iii) Conformed copy of Articles Supplementary dated May 29, 1996 (15); (iv) Conformed copy of Articles Supplementary dated April 20, 1998;+
            (2) Copy of By-Laws of the Registrant (11); (i) Copy of Amendment No. 1 to Bylaws;+
            (3)   Not applicable;
            (4) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant (8);
                  (i)   Copy of Specimen Certificate for Shares of Capital
                        Stock of the Vision Capital Appreciation Fund (15);
            (5)   (i)   Conformed copy of Investment Advisory Contract of the
                        Registrant (9);
                  (ii) Conformed copy of Sub-Advisory Contract (10); (iii) Conformed copy of Exhibit B to Investment Advisory Contract
                  (14); (iv) Conformed copy of Exhibit C to Investment Advisory Contract (19);


+     All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 1994 (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997 (File Nos. 33- 20673 and 811-5514)

           (6) (i) Conformed copy of Distributor's Contract of the Registrant (9); (a) Conformed copy of Distribution Plan of the Registrant (9);
                  (ii) Conformed copy of Exhibit D to the Distributor's Contract
                  (20); (ii) Conformed copy of Administrative Services Agreement of the Registrant (9); (iii) Conformed copy of Shareholder Services Plan of Registrant (9);
                        (a) Copy of Exhibit A to Amended and Restated
                  Shareholder Services Plan (18); (iv) Conformed copy of Exhibit C to Distributor's Contract (14); (v) Conformed copy of Amended and Restated Shareholder Services Agreement (13); (vi) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement (14); (vii) Copy of Amendment No. 2 to Exhibit A to Shareholder Services Agreement (18);

           (7)    Not applicable;







+     All Exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

            (8)   Conformed copy of Custodian Agreement of the Registrant (12);
                  (i) Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract (14);
                  (ii) Copy of Amendment No. 3 to Exhibit A to Custodian Contract (18);
                  (iii) Conformed copy of State Street Domestic Custody
                        Fee Schedule (20);
            (9) Conformed copy of Agreement for Fund Accounting Services and Transfer Agency Services (16); (i) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services (18); (ii) Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services (20);
            (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11);
            (11)  Conformed copy of Consent of Independent Auditors (17);
            (12)  Not applicable;
            (13)  Conformed copy of Initial Capital Understanding (11);
            (14)  Not applicable;


----------------------------------
+ All Exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed June 27, 1997. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

            (15)  (i)     Copy of Rule 12b-1 Plan (7);
                              (a) Conformed copy of Exhibit B to Rule 12b-1 Plan
                              (14); (b) Conformed copy of Exhibit C to Rule
                                  12b-1 Plan (20);
                  (ii)    Copy of Rule 12b-1 Agreement (7);
                               (a) Copy of Exhibit B to Rule
                                   12b-1 Agreement (14);
                               (b) Copy of Exhibit C to Rule
                                   12b-1 Agreement (18);
                  (iii)   Copy of Dealer (Sales) Agreement (7);
            (16)  Copy of Schedule for Computation of Fund Performance
                  Data (12);
                  (i) Copy of Schedule for Computation of Fund Performance Data for the Vision Capital Appreciation Fund (15); (ii) Copy of Schedule for Computation of Fund Performance Data for the Vision Equity Income Fund (20);
            (17) Copy of Financial Data Schedules (17); (18) Not Applicable (19) Conformed copy of Power of Attorney (14);

Item 25.    Persons Controlled by or Under Common Control with Registrant
            None


----------------------------------
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of April 15, 1998

            Shares of capital stock
            ($0.001 per Share par value)

            Vision Money Market Fund
            Class A Shares                                  13,695
            Class S Shares                      Not Currently Effective
            Vision New York Tax-Free Money Market Fund      561
            Vision Treasury Money Market Fund
            Class A Shares                                  813
            Class S Shares                      Not Currently Effective
            Vision U.S. Government Securities Fund          990
            Vision New York Municipal Income Fund
              (formerly, Vision New York Tax-Free Fund)     1,527
            Vision Growth and Income Fund                   7,194
            Vision Capital Appreciation Fund                3,993
            Vision Equity Income Fund                       762

Item 27.    Indemnification:  (7)

Item 28.    Business and Other Connections of Investment Adviser:

    (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. As of May 31, 1997, M&T Bank has 174 offices throughout New York State and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York. Registrant's investments are managed through the Trust and Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1996, M&T Bank managed over $1.2 billion in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies. The Funds' investments are managed through the Trust & Investment Services Division of M&T Bank.

            The principal executive Officers and Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.
---------------------

     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

    (b)
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

C. Angela Bontempo              Director              Senior V.P. & Exec. Dir.
Elm & Carlton Streets                                 Roswell Park Cancer
Buffalo, NY  14263-0001                               Institute

Robert T. Brady                 Director              Chairman, President and
East Aurora, NY  14052-0018                           C.E.O. Moog, Inc.

Atwood Collins, III             Executive Officer     President of the
350 Park Avenue                                       New York City
6th Floor                                             Division of
New York, NY  10022-6022                              M&T Bank

Barber B. Conable, Jr.          Director              Former Member of
P.O. Box 218                                          Congress; Retired
Alexander, NY  14005-0218                             President
                                                      The World Bank

Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
                                                      and Buffalo Crushed
                                                      Stone, Inc.

James V. Glynn                  Director              President
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288


Brian E. Hickey                 Executive Officer     Executive Vice President
44 Exchange Street                                    and President-Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14614-2097                             and Traders Trust
                                                      Company

Patrick W.E. Hodgson            Director              President Cinnamon
248 Pall Mall Street                                  Investments Limited
Suite 400
London, Ontario
CANADA  N6A5P6

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President-Hudson
Suite 701                                             Valley Division-
Newburgh, NY  12552-6046                              Manufacturers and
                                                      Traders Trust Company

Samual T. Hubbard, Jr.          Director              President & CEO
1059 West Ridge Road                                  The Alling and Cory
Rochester, NY  14615-2731                             Company

Robert J. Irwin                 Advisory Director     Chairman and CEO
Ellicott Station                                      ASA Limited
P.O. Box 1210
Buffalo, NY  14205-1210
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

Wilfred J. Larson               Director              Retired President and
88 Oakland Place                                      Chief Executive Officer
Buffalo, NY  14222-2030                               Westwood-Squibb
                                                      Pharmaceuticals Inc.

Barbara L. Laughlin             Executive Officer     Executive Vice President
One M&T Plaza                                         First Empire State
13th Floor                                            Corporation and
Buffalo, NY  14203-2399                               Manufacturers and
                                                      Traders Trust Company

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Ave.                                         Board First Empire State
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit Officer
9th Floor                                             Manufacturers and
Buffalo, NY  14203-1495                               Traders Trust Company


Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                         and Chief Financial
5th Floor                                             Officer Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company

Donald P. Quinlan               Director              Retired Chairman of the
27 Pine Terrace                                       Board and Chief
Orchard Park, NY 14127-3929                           Executive Officer
                                                      Graphic Controls
                                                      Corporation

William C. Rappolt              Executive Officer     Executive Vice President
One M&T Plaza                                         and Treasurer
19th Floor                                            First Empire State
Buffalo, NY 14203-2399                                Corporation and
                                                      Manufacturers and
                                                      Traders Trust Company

Melinda R. Rich                 Director              President
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group;

Robert E. Sadler, Jr.           Executive Officer     President Manufacturers
One M&T Plaza                                         and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice President
                                                      First Empire State
                                                      Corporation
                                                      Other Substantial

Mark J. Czarnecki               Executive Officer     Executive Vice President
One M&T Plaza                                         First Empire State
9th Floor                                             Corporation and
Buffalo, NY  14203-2399                               Manufacturers and
                                                      Traders Trust Company

                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment
Raymond D. Stevens, Jr.         Director              Retired Chairman of
11 Summer Street                                      the Board Pratt &
Suite 308                                             Lambert United, Inc.
Buffalo, NY  14209-2256

Herbert L. Washington           Director              President
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

John L. Wehle, Jr.              Director              Chairman of the
445 St. Paul Street                                   Board, President &
Rochester, NY  14605-1775                             Chief Executive
                                                      Officer, Genessee
                                                      Corporation

Robert G. Wilmers               Director and          Chairman of the Board,
One M&T Plaza                   Executive Officer     President and Chief
19th Floor                                            Executive Officer
Buffalo, NY  14203-2399                               First Empire State
                                                      Corporation; and
                                                      Chairman of the Board
                                                      and Chief Executive
                                                      Officer Manufacturers
                                                      and Traders Trust
                                                      Company

Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President and
Federated Investors Tower     President, Federated,            Treasurer
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable


Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.           5800 Corporate Drive
                                      Pittsburgh, Pennsylvania  15237-7010

Federated Shareholder                 P.O. Box 8600
Services Company                      Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services     Federated Investors Tower
("Administrator")                     1001 Libery Avenue
                                      Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust       One M&T Plaza
Company                               Buffalo, New York  14240
("Adviser")

State Street Bank and Trust Company   P.O. Box 8600
("Custodian")                         Boston, Massachusetts  02266-8600


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of April, 1998.

                           VISION GROUP OF FUNDS, INC.

                  BY: /s/Victor R. Siclari
                  Victor R. Siclari, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  April 22, 1998




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Victor R. Siclari
    Victor R. Siclari             Attorney In Fact          April 22, 1998
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Director

Joseph J. Castiglia*              Director

Daniel R. Gernatt, Jr.*           Director

George K. Hambleton, Jr.*         Director


* By Power of Attorney